Notes Payable (Details) (USD $)	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Notes Payable Due March 2013 [Member]	Dec. 31, 2010 Notes Payable Due March 2013 [Member]	Dec. 31, 2011 Notes Payable Due November 2015 [Member]	Dec. 31, 2010 Notes Payable Due November 2015 [Member]	Dec. 31, 2011 Notes Payable Due September 2016 [Member]	Dec. 31, 2010 Notes Payable Due September 2016 [Member]	Dec. 31, 2011 Notes Payable Due September 2017 [Member]	Dec. 31, 2010 Notes Payable Due September 2017 [Member]	Dec. 31, 2011 Notes Payable Due August 2019 [Member]	Dec. 31, 2010 Notes Payable Due August 2019 [Member]	Jun. 30, 2010 Notes Payable Due January 2021 [Member]	Dec. 31, 2011 Notes Payable Due January 2021 [Member]	Dec. 31, 2010 Notes Payable Due January 2021 [Member]	Dec. 31, 2011 Bonds Payable Due March 2035 [Member]	Dec. 31, 2010 Bonds Payable Due March 2035 [Member]	Jun. 30, 2011 Bonds Payable Due March 2035 second issuance June 2011 [Member]	Dec. 31, 2011 Bonds Payable Due March 2035 second issuance June 2011 [Member]	Mar. 31, 2005 Bonds Payable Due March 2035 first issuance March 2005 [Member]	Dec. 31, 2011 Bonds Payable Due March 2035 first issuance March 2005 [Member]
Debt instrument [Abstract]
Notes payable	$ 1,750,000,000	$ 1,600,000,000		$ 100,000,000	$ 100,000,000	$ 150,000,000	$ 150,000,000	$ 275,000,000	$ 275,000,000	$ 175,000,000	$ 175,000,000	$ 550,000,000	$ 550,000,000		$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 100,000,000
Issued notes payable														250,000,000					150,000,000		100,000,000
Issuance date				March 2003		November 2003		September 2006		September 2005		September 2007			June 2010					June 2011		March 2005
Maturity date				March 2013		November 2015		September 2016		September 2017		August 2019			January 2021					March 2035		March 2035
Interest rate (in hundredths)				5.375%		5.50%		5.95%		5.375%		6.75%			5.75%					5.875%		5.875%
Percentage price to the investor (in hundredths)														99.404%					94.578%
Effective yield (in hundredths)														5.826%					6.318%
Net proceeds from the issuance of debt														246,100,000					140,100,000
Maturity of notes and bonds payable [Abstract]
2012 Maturity	0
2013 Maturity	100,000,000
2014 Maturity	0
2015 Maturity	150,000,000
2016 Maturity	275,000,000
Thereafter	1,225,000,000
Totals	1,750,000,000
Interest incurred	101,500,000	89,700,000	82,500,000
Maximum debt to total adjusted assets ratio (in hundredths)	60.00%
Maximum secured debt to total adjusted assets ratio (in hundredths)	40.00%
Minimum debt service coverage ratio	1.5
Minimum percentage of unencumbered assets to unsecured debt to be maintained (in hundredths)	150.00%
Interest rate on notes redeemed (in hundredths)			8.00%
Percentage of principal amount repaid (in hundredths)			100.00%
Principal payment on notes payable	$ 0	$ 0	$ 20,000,000